Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000143962
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Fund
Class Name	Advisor
Trading Symbol	QGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gold Bullion Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$101	1.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund is designed to track the daily price movements of gold; thus the majority of its performance is linked to gold’s gains or losses. In the first half of 2024, gold’s gains were driven largely by global central bank buying, geopolitical and economic uncertainty, and continued strength of consumer demand.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. However, rising short-term interest rates negatively impacted parts of the collateral portfolio used in the Fund. This is a known risk to the investment manager and performance fell within expectations for the period. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (April 19, 2016)
The Gold Bullion Strategy Fund	11.03%	17.65%	6.26%	4.24%
S&P 500® Index	15.29%	24.56%	15.05%	14.39%
S&P GSCI Gold Index	12.66%	20.62%	9.40%	6.85%

Performance Inception Date		Apr. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 105,601,805	$ 105,601,805
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount	$ 360,171
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$105,601,805 Number of Portfolio Holdings19 Advisory Fee $360,171 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	1.8%
Corporate Bonds	2.8%
Exchange-Traded Funds	8.3%
Certificate Of Deposit	9.2%
Money Market Funds	13.2%
Short-Term Investments	64.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	66.2%
iShares 0-3 Month Treasury Bond ETF	7.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.530%,	7.6%
First American Government Obligations Fund Class Z, 5.187%,	6.9%
Federal National Mortgage Association, 5.250%, 02/17/26	1.9%
Federal Home Loan Banks, 5.300%, 08/15/25	1.9%
Bellco Credit Union, 5.150%, 02/24/25	0.9%
Valley Strong Credit Union, 5.100%, 02/10/25	0.9%
Texas Exchange Bank SSB, 0.500%, 07/09/24	0.9%
Greenstate Credit Union, 0.500%, 07/19/24	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000126480
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Fund
Class Name	Investor
Trading Symbol	QGLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gold Bullion Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund is designed to track the daily price movements of gold; thus the majority of its performance is linked to gold’s gains or losses. In the first half of 2024, gold’s gains were driven largely by global central bank buying, geopolitical and economic uncertainty, and continued strength of consumer demand.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. However, rising short-term interest rates negatively impacted parts of the collateral portfolio used in the Fund. This is a known risk to the investment manager and performance fell within expectations for the period. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Fund	S&P 500® Index	S&P GSCI Gold Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$8,638	$10,742	$8,828
Jun-2016	$9,721	$11,171	$9,909
Jun-2017	$8,871	$13,170	$9,221
Jun-2018	$8,713	$15,064	$9,240
Jun-2019	$9,712	$16,633	$10,355
Jun-2020	$11,863	$17,881	$13,013
Jun-2021	$11,334	$25,175	$12,501
Jun-2022	$11,084	$22,503	$12,666
Jun-2023	$11,456	$26,912	$13,454
Jun-2024	$13,554	$33,521	$16,228

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
The Gold Bullion Strategy Fund	11.31%	18.31%	6.89%	3.09%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P GSCI Gold Index	12.66%	20.62%	9.40%	4.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 105,601,805	$ 105,601,805
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount	$ 360,171
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$105,601,805 Number of Portfolio Holdings19 Advisory Fee $360,171 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	1.8%
Corporate Bonds	2.8%
Exchange-Traded Funds	8.3%
Certificate Of Deposit	9.2%
Money Market Funds	13.2%
Short-Term Investments	64.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	66.2%
iShares 0-3 Month Treasury Bond ETF	7.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.530%,	7.6%
First American Government Obligations Fund Class Z, 5.187%,	6.9%
Federal National Mortgage Association, 5.250%, 02/17/26	1.9%
Federal Home Loan Banks, 5.300%, 08/15/25	1.9%
Bellco Credit Union, 5.150%, 02/24/25	0.9%
Valley Strong Credit Union, 5.100%, 02/10/25	0.9%
Texas Exchange Bank SSB, 0.500%, 07/09/24	0.9%
Greenstate Credit Union, 0.500%, 07/19/24	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.